UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust IV (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
321 Henderson Receivables I LLC, Series 2012-1A, Class A, 4.21%, 2/16/65 (a)	USD 1,705	$1,747,790
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	912	960,143
Atrium CDO Corp., Series 5A, Class A4, 0.86%, 7/20/20 (a)(b)	4,400	3,707,000
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 11/10/18	1,740	1,905,204
SLM Student Loan Trust, Series 2004-B, Class A2, 0.67%, 6/15/21 (b)	3,433	3,324,303

Total Asset-Backed Securities – 1.5%		11,644,440

Corporate Bonds
Aerospace & Defense – 0.9%
BE Aerospace, Inc., 5.25%, 4/01/22	2,815	2,955,750
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	990	1,054,350
7.13%, 3/15/21	960	1,030,800
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	1,662	1,786,650

		6,827,550

Airlines – 0.3%
Delta Air Lines, Inc., Series 2002-1, Class G-1, 6.72%, 7/02/24	1,949	2,105,394

Auto Components – 0.7%
Delphi Corp., 6.13%, 5/15/21	950	1,036,688
Icahn Enterprises LP:
7.75%, 1/15/16	1,180	1,240,475
8.00%, 1/15/18	3,020	3,208,750

		5,485,913

Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	1,650	1,666,457
2.50%, 7/15/22	2,425	2,472,239
Constellation Brands, Inc., 7.25%, 5/15/17	3,230	3,726,613

		7,865,309

Building Products – 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20	790	861,100
6.75%, 5/01/21	1,770	1,933,725

		2,794,825

Corporate Bonds	Par (000)		Value
Capital Markets – 4.6%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	USD	4,500	$5,216,526
E*Trade Financial Corp., 12.50%, 11/30/17		2,565	2,936,925
The Goldman Sachs Group, Inc. (c):
7.50%, 2/15/19		5,165	6,087,970
5.75%, 1/24/22		2,800	3,058,507
6.25%, 2/01/41		7,350	8,026,266
Morgan Stanley, 5.50%, 7/28/21 (c)		4,710	4,759,841
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)		1,000	1,027,909
UBS AG:
2.25%, 1/28/14 (c)		2,678	2,707,051
5.88%, 7/15/16		1,575	1,687,997

			35,508,992

Chemicals – 1.5%
Celanese US Holdings LLC, 5.88%, 6/15/21		2,560	2,771,200
Hexion US Finance Corp., 6.63%, 4/15/20		1,255	1,283,238
Huntsman International LLC, 8.63%, 3/15/21		980	1,127,000
Ineos Finance Plc (a):
8.38%, 2/15/19		535	553,725
7.50%, 5/01/20		1,210	1,228,150
LyondellBasell Industries NV, 5.75%, 4/15/24		3,125	3,539,062
Solutia, Inc., 7.88%, 3/15/20		972	1,149,390

			11,651,765

Commercial Banks – 5.1%
Amsouth Bank, Series AI, 4.85%, 4/01/13		1,800	1,836,000
Asciano Finance Ltd., 5.00%, 4/07/18 (a)		1,475	1,553,233
Associated Banc-Corp, 5.13%, 3/28/16		3,645	3,927,444
Branch Banking & Trust Co. (b)(c):
0.79%, 9/13/16		1,850	1,750,925
0.77%, 5/23/17		1,100	1,019,244
CIT Group, Inc.:
7.00%, 5/02/16 (a)		2,590	2,602,950
7.00%, 5/02/17 (a)		706	709,928
4.25%, 8/15/17		2,240	2,240,000
5.25%, 3/15/18		1,980	2,096,325
5.50%, 2/15/19 (a)		1,720	1,814,600
5.00%, 8/15/22		860	860,000
Discover Bank, 8.70%, 11/18/19		1,950	2,465,198
HSBC Finance Corp., 6.68%, 1/15/21 (c)		2,525	2,815,516
Regions Financial Corp.:
4.88%, 4/26/13		4,150	4,227,812
5.75%, 6/15/15		3,000	3,198,750

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Wachovia Bank NA, 6.60%, 1/15/38 (c)	USD 4,520	$6,162,125

		39,280,050

Commercial Services & Supplies – 4.0%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)	15,000	15,404,655
6.75%, 4/06/21	3,850	3,859,509
Casella Waste Systems, Inc., 7.75%, 2/15/19	1,201	1,191,993
Clean Harbors, Inc.:
7.63%, 8/15/16	2,120	2,210,100
5.25%, 8/01/20 (a)	764	787,875
Corrections Corp. of America, 7.75%, 6/01/17	4,835	5,236,909
Covanta Holding Corp., 6.38%, 10/01/22	1,105	1,185,976
Mobile Mini, Inc., 7.88%, 12/01/20	455	480,594

		30,357,611

Communications Equipment – 0.9%
Avaya, Inc., 9.75%, 11/01/15 (c) 1,400		1,092,000
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (c)	3,580	3,884,300
Hughes Satellite Systems Corp., 6.50%, 6/15/19	700	752,500
Zayo Group LLC /Zayo Capital, Inc., 8.13%, 1/01/20 (a)	1,240	1,311,300

		7,040,100

Construction Materials – 0.2%
HD Supply, Inc., 8.13%, 4/15/19 (a)	1,490	1,624,100

Consumer Finance – 5.6%
American Express Credit Corp., 2.75%, 9/15/15 (c)	9,850	10,386,923
Capital One Bank USA NA, 8.80%, 7/15/19	3,950	5,087,624
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)(c)	5,675	5,906,489
Experian Finance Plc, 2.38%, 6/15/17 (a)	1,250	1,263,678
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	4,730	5,262,125
8.00%, 12/15/16	2,195	2,594,404
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	2,515	2,716,200
SLM Corp., 6.25%, 1/25/16	8,205	8,697,300
Toll Brothers Finance Corp., 5.88%, 2/15/22	680	725,344
		42,640,087

Corporate Bonds	Par (000)	Value
Containers & Packaging – 1.2%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17	USD 210	$225,225
7.38%, 10/15/17	383	410,289
9.13%, 10/15/20	490	514,500
Ball Corp.:
7.13%, 9/01/16	2,000	2,172,500
6.75%, 9/15/20	3,575	3,959,312
Crown Americas LLC, 6.25%, 2/01/21	1,350	1,491,750
Sealed Air Corp., 8.38%, 9/15/21 (a)	220	250,800

		9,024,376

Diversified Financial Services – 10.1%
Ally Financial, Inc.:
4.50%, 2/11/14	1,500	1,546,875
8.30%, 2/12/15	2,890	3,211,512
8.00%, 11/01/31	2,515	3,011,712
Bank of America Corp. (c):
3.75%, 7/12/16	2,855	2,956,921
5.30%, 3/15/17	6,505	6,986,416
5.00%, 5/13/21	12,100	13,043,304
Citigroup, Inc. (c):
6.38%, 8/12/14	2,150	2,322,406
4.59%, 12/15/15	1,575	1,675,737
4.45%, 1/10/17	1,520	1,624,114
Countrywide Financial Corp., 6.25%, 5/15/16 (c)	6,500	6,908,089
DPL, Inc., 7.25%, 10/15/21 (a)	1,785	2,030,437
General Electric Capital Corp., 6.25% (b)(e)	4,500	4,603,140
General Motors Financial Co., Inc., 6.75%, 6/01/18	830	913,807
ING Bank NV, 5.00%, 6/09/21 (a)(c)	3,950	4,245,381
Intesa Sanpaolo SpA:
2.38%, 12/21/12	5,800	5,680,027
6.50%, 2/24/21 (a)(c)	747	672,479
Macquarie Bank Ltd., 5.00%, 2/22/17 (a)(c)	2,325	2,409,386
Moody’s Corp., 6.06%, 9/07/17 10,000		10,701,670
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	420	446,250
7.88%, 8/15/19	1,165	1,284,413
9.88%, 8/15/19 (a)	515	545,900
6.88%, 2/15/21	255	271,575
WMG Acquisition Corp., 9.50%, 6/15/16	340	372,725

		77,464,276

Diversified Telecommunication Services – 4.5%
AT&T, Inc. (c):
2.40%, 8/15/16	1,525	1,606,276
6.30%, 1/15/38	5,000	6,641,335
Level 3 Financing, Inc.:
8.13%, 7/01/19	5,547	5,838,218

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
8.63%, 7/15/20	USD	1,070	$1,147,575
Telecom Italia Capital SA, 6.18%, 6/18/14		1,650	1,674,750
Telefonica Emisiones SAU, 5.46%, 2/16/21		2,250	2,024,991
Verizon Communications, Inc. (c):
1.95%, 3/28/14		8,525	8,725,482
7.35%, 4/01/39		3,640	5,507,586
Windstream Corp., 7.88%, 11/01/17		990	1,087,763

			34,253,976

Electric Utilities – 4.5%
CMS Energy Corp., 5.05%, 3/15/22		1,850	1,972,207
Dominion Resources, Inc., 8.88%, 1/15/19 (c)		8,000	11,014,672
Duke Energy Corp., 3.55%, 9/15/21 (c)		2,825	3,055,842
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)		2,725	3,011,907
Mirant Mid Atlantic Pass Through Trust, Series B, 9.13%, 6/30/17		857	908,811
Nisource Finance Corp.:
6.40%, 3/15/18		1,760	2,072,402
5.25%, 2/15/43		1,950	2,131,266
Oncor Electric Delivery Co. LLC (a):
4.10%, 6/01/22 (c)		2,050	2,179,501
5.30%, 6/01/42		1,350	1,533,489
Progress Energy, Inc., 7.00%, 10/30/31 (c)		5,000	6,738,490

			34,618,587

Electronic Equipment, Instruments & Components – 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18 1,200			1,440,000
NXP BV, 3.21%, 10/15/13 (b)		664	661,510

			2,101,510

Energy Equipment & Services – 3.5%
Atwood Oceanics, Inc., 6.50%, 2/01/20		185	197,025
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21		1,150	1,184,500
Energy Transfer Partners LP, 5.20%, 2/01/22		5,000	5,525,175
Ensco Plc, 4.70%, 3/15/21		3,255	3,651,306
Frac Tech Services LLC, 8.13%, 11/15/18 (a)		1,795	1,821,925
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (a)		465	465,000
Key Energy Services, Inc., 6.75%, 3/01/21		1,240	1,243,100
MEG Energy Corp. (a):
6.50%, 3/15/21		1,580	1,639,250
6.38%, 1/30/23		370	378,788

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Oil States International, Inc., 6.50%, 6/01/19	USD	835	$878,838
Peabody Energy Corp., 6.25%, 11/15/21 (a)		2,575	2,542,812
Precision Drilling Corp., 6.50%, 12/15/21		700	728,000
Transocean, Inc.:
6.50%, 11/15/20		1,860	2,221,186
6.38%, 12/15/21		2,300	2,766,994
6.80%, 3/15/38		1,625	2,012,044

			27,255,943

Food & Staples Retailing – 0.4%
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (c)		2,650	3,394,767

Food Products – 1.1%
Kraft Foods Group, Inc., 5.00%, 6/04/42 (a)		2,750	3,101,800
Kraft Foods, Inc.:
6.50%, 8/11/17		1,985	2,438,890
6.13%, 8/23/18		1,990	2,469,152
Smithfield Foods, Inc., 10.00%, 7/15/14		668	786,570

			8,796,412

Gas Utilities – 0.2%
El Paso Natural Gas Co., 8.63%, 1/15/22		1,150	1,482,096

Health Care Equipment & Supplies – 0.8%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		4,250	4,903,437
Teleflex, Inc., 6.88%, 6/01/19		815	865,938

			5,769,375

Health Care Providers & Services – 3.3%
Aetna, Inc., 6.75%, 12/15/37 (c) 2,025			2,802,197
Aviv Healthcare Properties LP, 7.75%, 2/15/19		765	790,819
HCA, Inc.:
8.50%, 4/15/19		265	298,622
6.50%, 2/15/20		3,780	4,224,150
7.25%, 9/15/20		4,590	5,129,325
INC Research LLC, 11.50%, 7/15/19 (a)		1,155	1,143,450
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		445	367,125
Tenet Healthcare Corp.:
10.00%, 5/01/18		2,175	2,523,000
8.88%, 7/01/19		1,825	2,069,094
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		4,075	5,862,816

			25,210,598

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Technology – 1.4%
Amgen, Inc.:
5.15%, 11/15/41 (c)	USD 6,280	$6,951,169
5.65%, 6/15/42	70	82,120
5.38%, 5/15/43 (c)	3,425	3,905,264

		10,938,553

Household Durables – 0.4%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)	1,140	1,158,525
Standard Pacific Corp., 8.38%, 1/15/21	1,480	1,661,300

		2,819,825

Independent Power Producers & Energy Traders – 1.1%
The AES Corp.:
9.75%, 4/15/16	1,620	1,948,050
7.38%, 7/01/21 (a)	225	257,344
Calpine Corp., 7.25%, 10/15/17 (a)	730	790,225
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	3,135	3,452,418
Exelon Generation Co. LLC, 4.00%, 10/01/20	315	326,312
Laredo Petroleum, Inc.:
9.50%, 2/15/19	460	519,800
7.38%, 5/01/22 (a)	440	464,200
QEP Resources, Inc., 5.38%, 10/01/22	944	969,960

		8,728,309

Industrial Conglomerates – 0.3%
The ADT Corp., 4.88%, 7/15/42 (a)	2,250	2,407,264

Insurance – 4.3%
American International Group, Inc. (c):
3.80%, 3/22/17	2,500	2,598,313
8.25%, 8/15/18	1,050	1,293,617
6.40%, 12/15/20	4,275	5,001,523
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)	4,975	5,073,918
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)	1,625	1,697,309
Genworth Financial, Inc., 7.63%, 9/24/21	1,615	1,581,397
Manulife Financial Corp., 4.90%, 9/17/20 (c)	3,650	3,952,048
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)	715	602,388
Principal Financial Group, Inc., 8.88%, 5/15/19	1,145	1,522,637
Prudential Financial, Inc., 6.63%, 12/01/37 (c)	4,075	4,874,042
XL Group Ltd., 5.75%, 10/01/21 4,105		4,698,673

		32,895,865

Corporate Bonds	Par (000)	Value
IT Services – 1.1%
Ceridian Corp., 8.88%, 7/15/19 (a)	USD 2,905	$3,057,512
Epicor Software Corp., 8.63%, 5/01/19	1,180	1,209,500
First Data Corp.:
7.38%, 6/15/19 (a)(c)	1,550	1,617,812
8.25%, 1/15/21 (a)	135	134,663
12.63%, 1/15/21	1,160	1,171,600
SunGard Data Systems, Inc., 7.38%, 11/15/18	1,210	1,285,625

		8,476,712

Life Sciences Tools & Services – 1.5%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	5,480	6,000,600
Life Technologies Corp., 6.00%, 3/01/20	4,800	5,737,416

		11,738,016

Machinery – 0.9%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	4,075	4,618,593
UR Merger Sub Corp. (a):
5.75%, 7/15/18	389	406,505
7.38%, 5/15/20	995	1,052,212
7.63%, 4/15/22	909	966,949

		7,044,259

Media – 7.5%
AMC Networks, Inc., 7.75%, 7/15/21	655	741,788
CCH II LLC, 13.50%, 11/30/16	3,851	4,264,982
Comcast Corp., 6.30%, 11/15/17 (c)	4,075	5,007,344
Cox Communications, Inc., 8.38%, 3/01/39 (a)	4,075	6,133,698
CSC Holdings LLC:
8.50%, 4/15/14	1,130	1,245,825
8.63%, 2/15/19	1,950	2,286,375
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)	4,150	4,753,269
DISH DBS Corp., 7.00%, 10/01/13	1,950	2,054,813
Intelsat Jackson Holdings SA, 7.25%, 4/01/19	320	342,000
Intelsat Luxemburg SA:
11.25%, 2/04/17	1,480	1,539,200
11.50%, 2/04/17 (f)	630	655,200
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17	1,975	2,221,875
News America, Inc., 6.15%, 3/01/37 (c)	4,850	5,884,490
Time Warner Cable, Inc., 6.75%, 6/15/39	4,675	6,111,169

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
Time Warner, Inc., 7.70%, 5/01/32 (c)	USD 4,900	$6,808,731
Unitymedia Hessen GmbH & Co. KG (a):
8.13%, 12/01/17	2,115	2,294,775
7.50%, 3/15/19	1,760	1,863,901
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	3,175	3,492,500

		57,701,935

Metals & Mining – 1.9%
AngloGold Ashanti Holdings Plc, 5.13%, 8/01/22	2,450	2,514,570
Barrick Gold Corp., 2.90%, 5/30/16 (c)	1,925	2,023,547
FMG Resources August 2006 Property Ltd. (a):
6.88%, 2/01/18	165	166,650
6.88%, 4/01/22	140	139,650
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	2,300	2,321,880
Freeport-McMoRan Corp., 7.13%, 11/01/27	3,500	4,411,652
New Gold, Inc., 7.00%, 4/15/20 (a)	215	224,137
Novelis, Inc., 8.75%, 12/15/20	1,610	1,787,100
Teck Resources Ltd., 10.75%, 5/15/19	1,000	1,210,000

		14,799,186

Multi-Utilities – 1.2%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	3,600	4,141,915
6.50%, 5/01/18	3,950	4,755,903

		8,897,818

Multiline Retail – 0.3%
JC Penney Co., Inc., 5.65%, 6/01/20 (c)	2,610	2,189,138

Oil, Gas & Consumable Fuels – 12.6%
Alpha Natural Resources, Inc. (c):
6.00%, 6/01/19	170	147,900
6.25%, 6/01/21	240	207,600
Anadarko Petroleum Corp., 6.38%, 9/15/17	52	62,375
Berry Petroleum Co., 6.38%, 9/15/22	705	747,300
BP Capital Markets Plc:
5.25%, 11/07/13 (c)	2,100	2,226,905
3.88%, 3/10/15	3,085	3,326,364
Chesapeake Energy Corp. (c):
6.63%, 8/15/20	800	796,000
6.13%, 2/15/21	765	747,788
Chesapeake Midstream Partners LP:
5.88%, 4/15/21	980	977,550
6.13%, 7/15/22	785	790,888

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc., 5.50%, 10/01/22	USD 700	$708,750
CONSOL Energy, Inc., 6.38%, 3/01/21	745	726,375
Copano Energy LLC, 7.13%, 4/01/21	835	866,312
DCP Midstream LLC, 4.75%, 9/30/21 (a)	533	565,896
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20	2,525	2,966,968
5.00%, 10/01/21	900	981,718
Enbridge Energy Partners LP, 9.88%, 3/01/19	2,425	3,327,905
Energy Transfer Partners LP, 6.50%, 2/01/42	1,250	1,424,164
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,700	1,785,000
Enterprise Products Operating LLC, 6.65%, 4/15/18	4,800	5,804,515
EP Energy LLC / EP Energy Finance, Inc., 6.88%, 5/01/19 (a)	790	843,325
Forest Oil Corp., 8.50%, 2/15/14 2,055		2,147,475
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20	4,800	5,931,907
3.95%, 9/01/22	2,500	2,637,627
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)	315	335,475
Linn Energy LLC:
6.25%, 11/01/19 (a)	1,865	1,846,350
7.75%, 2/01/21	750	791,250
Marathon Petroleum Corp., 3.50%, 3/01/16	2,250	2,382,277
MarkWest Energy Partners LP, 6.25%, 6/15/22	880	921,800
Newfield Exploration Co.:
6.88%, 2/01/20	950	1,040,250
5.63%, 7/01/24	690	735,713
Nexen, Inc., 6.40%, 5/15/37	2,270	2,882,162
Oasis Petroleum, Inc.:
7.25%, 2/01/19	450	468,000
6.50%, 11/01/21	505	508,788
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)(c)	627	552,544
ONEOK Partners LP, 8.63%, 3/01/19	4,075	5,337,207
Petrobras International Finance Co.:
3.88%, 1/27/16	6,150	6,393,460
5.38%, 1/27/21	3,625	4,055,222
Petrohawk Energy Corp., 10.50%, 8/01/14	1,020	1,124,713
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)	865	899,600
Phillips 66, 2.95%, 5/01/17 (a) 1,755		1,840,853

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Pioneer Natural Resources Co.:
6.65%, 3/15/17	USD	1,080	$1,268,729
6.88%, 5/01/18		820	989,021
Premier Oil Plc, 5.00%, 6/09/18 5,650			5,847,750
Range Resources Corp.:
6.75%, 8/01/20		865	951,500
5.75%, 6/01/21		550	584,375
Ruby Pipeline LLC, 6.00%, 4/01/22 (a)		4,900	5,326,153
Samson Investment Co., 9.75%, 2/15/20 (a)		100	103,750
SandRidge Energy, Inc.:
7.50%, 3/15/21		330	336,600
8.13%, 10/15/22 (a)		325	338,000
SM Energy Co.:
6.63%, 2/15/19		365	377,775
6.50%, 11/15/21		570	589,950
6.50%, 1/01/23 (a)		360	367,200
Targa Resources Partners LP, 6.88%, 2/01/21		625	659,375
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		1,376	1,622,824
Western Gas Partners LP, 5.38%, 6/01/21		2,525	2,838,883
The Williams Cos., Inc., 8.75%, 3/15/32		1,175	1,635,007

			96,701,163

Paper & Forest Products – 2.2%
Boise Paper Holdings LLC:
9.00%, 11/01/17		205	229,088
8.00%, 4/01/20		795	896,362
International Paper Co.:
7.50%, 8/15/21 (c)		3,950	5,150,275
8.70%, 6/15/38		3,100	4,539,621
7.30%, 11/15/39		4,075	5,358,169
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		545	562,712

			16,736,227

Pharmaceuticals – 1.7%
Merck & Co., Inc., 6.50%, 12/01/33 (c)		2,885	4,365,879
Pfizer, Inc., 7.20%, 3/15/39		2,130	3,446,078
Roche Holdings, Inc., 7.00%, 3/01/39 (a)(c)		3,020	4,696,795
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		450	477,000

			12,985,752

Real Estate Investment Trusts (REITs) – 2.5%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		4,075	5,010,343
Developers Diversified Realty Corp.:
4.75%, 4/15/18		1,025	1,090,803

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
Developers Diversified Realty Corp. (concluded):
7.88%, 9/01/20	USD	1,325	$1,636,126
ERP Operating LP, 5.75%, 6/15/17		4,080	4,809,610
HCP, Inc., 5.38%, 2/01/21		1,675	1,945,449
UDR, Inc., 4.25%, 6/01/18		2,675	2,912,628
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		1,880	2,063,048

			19,468,007

Real Estate Management & Development – 0.4%
Realogy Corp. (a)(c):
7.88%, 2/15/19		815	823,150
7.63%, 1/15/20		1,025	1,100,594
Shea Homes LP, 8.63%, 5/15/19 805			875,437

			2,799,181

Road & Rail – 1.5%
Florida East Coast Railway Corp., 8.13%, 2/01/17		320	336,800
The Hertz Corp., 6.75%, 4/15/19 564			592,200
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		8,500	10,886,579

			11,815,579

Semiconductors & Semiconductor Equipment – 0.5%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		1,300	1,361,750
KLA-Tencor Corp., 6.90%, 5/01/18		2,208	2,654,374

			4,016,124

Software – 0.3%
Infor US, Inc., (FKA Lawson Software, Inc.), 9.38%, 4/01/19 (a)		870	930,900
Symantec Corp., 2.75%, 6/15/17 1,000			1,013,593

			1,944,493

Specialty Retail – 1.5%
AutoNation, Inc., 6.75%, 4/15/18 2,775			3,083,719
Limited Brands, Inc., 7.00%, 5/01/20		1,370	1,522,412
QVC, Inc. (a):
7.38%, 10/15/20		175	195,768
5.13%, 7/02/22		2,470	2,574,207
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19		990	1,105,087
VF Corp., 5.95%, 11/01/17 (c)		2,450	2,919,097

			11,400,290

Tobacco – 2.9%
Altria Group, Inc., 10.20%, 2/06/39		6,607	11,446,066
BAT International Finance Plc, 3.25%, 6/07/22 (a)		2,325	2,380,156

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Tobacco (concluded)
Lorillard Tobacco Co., 3.50%, 8/04/16	USD 4,150	$4,397,024
Philip Morris International, Inc., 2.50%, 5/16/16 (c)	4,200	4,430,895

		22,654,141

Trading Companies & Distributors – 0.3%
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A,
5.13%, 11/30/24 (a)	2,305	2,339,575

Transportation Infrastructure – 1.0%
Penske Truck Leasing Co. LP / PTL Finance Corp. (a):
3.75%, 5/11/17	5,150	5,222,455
4.88%, 7/11/22	2,700	2,696,774

		7,919,229

Wireless Telecommunication Services – 5.3%
America Movil SAB de CV, 2.38%, 9/08/16 (c)	7,455	7,690,086
American Tower Corp.:
4.50%, 1/15/18	3,200	3,431,811
5.90%, 11/01/21	2,180	2,472,068
Cricket Communications, Inc., 7.75%, 5/15/16	780	826,800
Crown Castle International Corp., 9.00%, 1/15/15	1,185	1,292,391
Crown Castle Towers LLC (a):
5.50%, 1/15/37	1,975	2,205,601
4.17%, 8/15/37	2,000	2,124,316
6.11%, 1/15/40	2,330	2,743,822
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	334	335,252
SBA Telecommunications, Inc., 5.75%, 7/15/20 (a)	411	432,577
SBA Tower Trust, 5.10%, 4/15/42 (a)	6,250	6,836,050
Sprint Capital Corp., 6.88%, 11/15/28	1,650	1,476,750
Sprint Nextel Corp. (a):
9.00%, 11/15/18	3,210	3,747,675
7.00%, 3/01/20	4,390	4,785,100

		40,400,299

Total Corporate Bonds – 109.7%		842,370,552

Floating Rate Loan Interests (b)

Oil, Gas & Consumable Fuels – 0.1%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17	955	952,221

Municipal Bonds	Par (000)	Value
City of Chicago Illinois, Refunding RB, O’Hare International Airport, Build America Bonds, 6.85%, 1/01/38	USD 5,000	$5,745,800
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	4,075	5,240,124

Total Municipal Bonds – 1.4%		10,985,924

Preferred Securities

Capital Trusts

Capital Markets – 3.4%
RBS Capital Trust I, 4.71% (b)(e)	2,000	1,210,000
RBS Capital Trust II, 6.43% (b)(e)	2,500	1,887,500
State Street Capital Trust III, 5.46% (b)(e)	1,740	1,749,396
State Street Capital Trust IV, 1.47%, 6/15/37(b)	28,195	21,029,410

		25,876,306

Commercial Banks – 3.3%
Barclays Bank Plc, 7.43% (a)(b)(e)	1,100	1,097,737
BNP Paribas, 7.20% (a)(b)(c)(e)	2,500	2,265,000
Credit Agricole SA, 8.38% (a)(b)(c)(e)	2,450	2,143,750
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	2,015	1,642,225
HSBC Capital Funding LP/Jersey Channel Islands, 10.18% (a)(b)(c)(e)	7,000	9,170,000
National City Preferred Capital Trust I, 12.00% (b)(e)	3,713	3,822,237
Standard Chartered Plc, 7.01% (a)(b)(e)	5,000	5,000,570

		25,141,519

Consumer Finance – 0.2%
Capital One Capital V, 10.25%, 8/15/39	1,275	1,319,625

Diversified Financial Services – 2.6%
JPMorgan Chase Capital XXI, Series U, 1.42%, 2/02/37 (b)	12,875	8,884,213
JPMorgan Chase Capital XXIII, 1.47%, 5/15/47 (b)	16,095	11,159,742

		20,043,955

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Electric Utilities – 0.5%
PPL Capital Funding, 6.70%, 3/30/67 (b)	USD 3,900	$3,987,750

Insurance – 8.2%
Ace Capital Trust II, 9.70%, 4/01/30	4,000	5,640,000
The Allstate Corp., 6.50%, 5/15/67 (b)	4,000	4,120,000
American General Capital II, 8.50%, 7/01/30	300	327,082
American International Group, Inc., 8.18%, 5/15/68 (b)	1,300	1,482,000
Aon Corp., 8.21%, 1/01/27	4,000	4,706,004
AXA SA, 6.46% (a)(b)(e)	6,000	5,197,500
The Chubb Corp., 6.38%, 3/29/67 (b)	4,000	4,180,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	4,000	5,540,000
Lincoln National Corp., 7.00%, 5/17/66 (b)	4,255	4,223,088
MetLife, Inc., 6.40%, 12/15/66	4,550	4,752,370
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, 3/15/72 (a)(b)	2,360	2,488,025
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)(c)	5,500	7,144,896
Reinsurance Group of America, 6.75%, 12/15/65 (b)(c)	7,000	6,624,268
Swiss Re Capital I LP, 6.85% (a)(b)(e)	3,000	2,934,045
ZFS Finance (USA), Trust II, 6.45%, 12/15/65 (a)(b)	3,850	3,965,500

		63,324,778

Oil, Gas & Consumable Fuels – 1.2%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	4,500	4,927,500
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,000	4,175,532

		9,103,032

Total Capital Trusts – 19.4%		148,796,965

Preferred Stocks	Shares
Aerospace & Defense – 0.1%
United Technologies Corp., 7.50% (g)	15,800	833,450

Preferred Stocks	Shares	Value
Auto Components – 0.1%
Dana Holding Corp., 4.00% (a)	7,000	$795,375

Diversified Financial Services – 0.4%
Ally Financial, Inc., 7.00% (a)	3,900	3,504,637

Real Estate Investment Trusts (REITs) – 1.0%
Sovereign Real Estate Investment Trust, 12.00% (a)	7,000	7,843,150

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 8.25%, Series S (b)(h)	23,000	42,780
Freddie Mac, 8.38%, Series Z (b)(h)	23,000	46,000

		88,780

Wireless Telecommunication Services – 1.6%
Centaur Funding Corp., 9.08% (a)	10,000	11,987,500

Total Preferred Stocks – 3.2%		25,052,892

Trust Preferreds

Diversified Financial Services – 0.3%
GMAC Capital Trust I, Series 2, 8.13% (b)	89,130	2,172,989

Machinery – 0.4%
Stanley Black & Decker, Inc., 5.75%, 7/25/52	113,000	2,848,730

Total Trust Preferreds – 0.7%		5,021,719

Total Preferred Securities – 23.3%		178,871,576

	Par (000)
US Government Sponsored Agency Securities - 0.3%
Fannie Mae, 2.61%, 10/09/19 (c)(i)	USD 2,765	2,294,673

US Treasury Obligations

US Treasury Bonds (c):
3.75%, 8/15/41	945	1,180,216
3.13%, 11/15/41	935	1,042,525
3.00%, 5/15/42	5,800	6,307,500
US Treasury Notes:
0.88%, 12/31/16 (c)	6,377	6,476,641
0.88%, 1/31/17 (c)	6,000	6,091,872
0.63%, 5/31/17 (c)	1,490	1,493,609

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded):
1.75%, 5/15/22	USD 75	$76,769

Total US Treasury Obligations – 3.0%		22,669,132

Total Long-Term Investments
(Cost – $ 1,009,466,382) – 139.3%		1,069,788,518

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (j)(k)	1,799,610	1,799,610

Total Short-Term Securities
(Cost – $ 1,799,610) – 0.2%		1,799,610

Options Purchased	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions – 0.1%
Pay a fixed rate of 2.36% and receive a floating rate based on 3-month LIBOR, Expires 10/17/12, Broker Barclays Plc	USD 1,000	35,353
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG	61,000	340,868
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.	13,400	177,062
Receive a fixed rate of 2.61% and pay a floating rate based on 3-month LIBOR, expires 1/13/14, Broker Credit Suisse Group AG	1,900	143,542

		696,825

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 2.36% and receive a floating rate based on 3-month LIBOR, Expires 10/17/12, Broker Barclays Plc	1,000	38,373

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG	USD 61,000	$107,025
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.	13,400	136,149
Pay a fixed rate of 2.61% and receive a floating rate based on 3-month LIBOR, Expires 1/13/14, Broker Credit Suisse Group AG	1,900	36,432
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG	8,000	181,440

		499,419

Total Options Purchased
(Cost – $ 1,259,921) – 0.2%		1,196,244

Total Investments Before Options Written
(Cost – $ 1,012,525,913*) – 139.7%		1,072,784,372

Options Written
Over-the-Counter Interest Rate Call Swaptions – (0.5)%
Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citigroup, Inc.	17,000	(4,247,098)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	4,500	(79,156)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Credit Suisse Group AG	13,900	(98,666)

		(4,424,920)

Over-the-Counter Interest Rate Put Swaptions – (0.1)%
Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citigroup, Inc.	17,000	(48,180)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	4,500	(31,250)

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ) (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Credit Suisse Group AG	USD 13,900	$(164,649)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG	16,000	(183,099)

		(427,178)

Total Options Written
(Premiums Received – $2,684,180) – (0.6)%		(4,852,098)

Total Investments, Net of Outstanding Options Written
(Cost - $1,009,841,733) – 139.1%		1,067,932,274
Liabilities in Excess of Other Assets – (39.1)%		(300,187,106)

Net Assets – 100.0%		$767,745,168

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,011,915,965

Gross unrealized appreciation	$81,602,115
Gross unrealized depreciation	(20,733,708)

Net unrealized appreciation	$60,868,407

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Convertible security.
(h)	Non-income producing security.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,823,108	(2,023,498)	1,799,610	$5,315

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

Fannie Mae	Federal National Mortgage Association
FKA	Formerly Known As
Freddie Mac	Federal Home Mortgage Corporation
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

• Reverse repurchase agreements outstanding as of July 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
UBS Securities LLC	(1.25)%	2/02/12	Open	$863,228	$868,687
UBS Securities LLC	0.32%	3/13/12	Open	3,915,401	3,910,500
UBS Securities LLC	0.35%	3/23/12	Open	690,958	690,079
Barclays Capital, Inc.	0.35%	4/03/12	Open	23,385,415	23,358,164
UBS Securities LLC	0.10%	4/16/12	Open	1,218,362	1,218,000
Credit Suisse Securities (USA) LLC	0.35%	4/18/12	Open	1,517,016	1,515,469
Credit Suisse Securities (USA) LLC	0.38%	4/18/12	Open	2,577,080	2,574,227
Credit Suisse Securities (USA) LLC	0.35%	4/23/12	Open	1,527,183	1,525,700
UBS Securities LLC	0.34%	4/23/12	Open	4,058,179	4,054,350
BNP Paribas Securities Corp.	0.15%	4/24/12	Open	2,199,082	2,198,175
BNP Paribas Securities Corp.	0.37%	4/24/12	Open	16,076,460	16,060,119
BNP Paribas Securities Corp.	0.35%	4/24/12	Open	2,950,837	2,948,000
Deutsche Bank Securities, Inc.	0.12%	4/24/12	Open	6,426,948	6,424,828
UBS Securities LLC	0.34%	4/24/12	Open	2,714,786	2,712,250
UBS Securities LLC	0.35%	4/25/12	Open	22,776,493	22,754,813
UBS Securities LLC	0.38%	4/25/12	Open	23,885,333	23,860,650
Merrill Lynch	0.21%	5/01/12	Open	6,048,244	6,045,000
UBS Securities LLC	0.00%	5/07/12	Open	621,562	621,562
Barclays Capital, Inc.	0.35%	5/08/12	Open	2,121,439	2,119,687
UBS Securities LLC	0.25%	5/10/12	Open	1,397,355	1,396,550
UBS Securities LLC	0.38%	5/10/12	Open	5,771,551	5,766,499
UBS Securities LLC	0.34%	5/11/12	Open	3,607,166	3,604,375
Credit Suisse Securities (USA) LLC	0.35%	5/14/12	Open	2,847,686	2,845,500
UBS Securities LLC	0.35%	5/14/12	Open	14,486,118	14,475,000
UBS Securities LLC	0.37%	5/14/12	Open	14,121,895	14,110,438
UBS Securities LLC	0.38%	5/14/12	Open	23,311,348	23,291,925
Credit Suisse Securities (USA) LLC	0.35%	5/15/12	Open	3,337,623	3,335,094
Deutsche Bank Securities, Inc.	(1.00)%	5/16/12	Open	678,546	680,000
Credit Suisse Securities (USA) LLC	0.35%	5/23/12	Open	7,217,622	7,212,713
Deutsche Bank Securities, Inc.	0.19%	5/29/12	Open	989,096	988,762
UBS Securities LLC	0.34%	5/31/12	Open	5,536,365	5,533,125
Deutsche Bank Securities, Inc.	(1.50)%	6/07/12	Open	189,764	190,200
Deutsche Bank Securities, Inc.	(1.50)%	6/11/12	Open	134,015	134,300
Merrill Lynch	0.20%	6/12/12	Open	1,484,824	1,484,412
Credit Suisse Securities (USA) LLC	0.35%	6/20/12	Open	13,765,881	13,760,262
Credit Suisse Securities (USA) LLC	0.38%	6/20/12	Open	19,837,385	19,828,594
Barclays Capital, Inc.	0.35%	6/27/12	Open	5,516,276	5,514,400
UBS Securities LLC	0.35%	6/29/12	Open	2,671,045	2,670,188

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

•	Reverse repurchase agreements outstanding as of July 31, 2012 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank Securities, Inc.	(2.00)%	7/02/12	Open	$697,697	$698,862
BNP Paribas Securities Corp.	0.15%	7/05/12	Open	4,158,843	4,158,375
Credit Suisse Securities (USA) LLC	0.35%	7/11/12	Open	4,581,410	4,580,475
Credit Suisse Securities (USA) LLC	0.35%	7/13/12	Open	12,419,294	12,417,000
UBS Securities LLC	0.34%	7/16/12	Open	5,573,405	5,572,563
Barclays Capital, Inc.	0.35%	7/25/12	Open	11,815,301	11,814,497
Credit Suisse Securities (USA) LLC	(0.25)%	7/25/12	Open	1,671,081	1,671,162
Credit Suisse Securities (USA) LLC	0.30%	7/25/12	Open	9,961,394	9,960,813
Credit Suisse Securities (USA) LLC	0.35%	7/25/12	Open	5,999,433	5,999,025
Deutsche Bank Securities, Inc.	0.10%	7/25/12	Open	2,016,264	2,016,225
Total				$311,369,689	$311,171,594

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
536	5-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	66,882,750	$488,046
69	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	USD	10,421,156	261,472
Total						$749,518
• Financial futures contracts sold as of July 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
907	10-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	122,133,219	$(1,412,576)
142	Ultra Long Term US Treasury Bond	Chicago Board of Trade	September 2012	USD	24,495,000	(1,135,569)
Total						$(2,548,145)

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	12

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	1,965	$(61,144)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Group Plc	12/20/16	USD	1,965	(68,367)
Time Warner, Inc.	1.00%	Credit Suisse Securities Group AG	3/20/17	USD	12,300	(5,829)
General Dynamics Corp.	1.00%	Credit Suisse Securities Group AG	9/20/17	USD	2,740	(9,886)
Hewlett-Packard Co.	1.00%	Credit Suisse Securities Group AG	9/20/17	USD	1,335	37,591
Lockheed Martin Corp.	1.00%	Credit Suisse Securities Group AG	9/20/17	USD	2,740	(16,280)
Northrop Grumman Corp.	1.00%	Credit Suisse Securities Group AG	9/20/17	USD	2,315	(10,705)
Raytheon Co.	1.00%	Credit Suisse Securities Group AG	9/20/17	USD	2,315	(9,544)
Viacom, Inc.	1.00%	Credit Suisse Securities Group AG	9/20/17	USD	5,975	(23,011)
CIGNA Corp.	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	4,500	(3,525)
HUMANA, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	4,500	12,365
Hewlett-Packard Co.	1.00%	JPMorgan Chase & Co.	9/20/17	USD	1,000	22,617
Total						$(135,718)

•	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[2]	Notional Amount (000)[3]		Unrealized Appreciation (Depreciation)
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities Group AG	3/20/17	BBB	USD	12,300	$305,161
Anadarko Petroleum Corp.	1.00%	Credit Suisse Securities Group AG	6/20/17	BBB-	USD	1,685	34,155
Comcast Corp.	1.00%	Credit Suisse Securities Group AG	9/20/17	BBB+	USD	5,975	13,875
United Health Group, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	A-	USD	4,500	(2,395)
Wellpoint, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	A-	USD	4,500	(733)
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	1,500	(40,993)
Total							$309,070

[2]	Using Standard & Poor’s ratings.
[3]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of July 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.17%[4]	3-month LIBOR	Credit Suisse Securities Group AG	4/11/17	USD	1,200	$(23,917)
1.18%[4]	3-month LIBOR	Deutsche Bank AG	4/11/17	USD	33,000	(672,960)
1.10%[4]	3-month LIBOR	JPMorgan Chase & Co.	5/22/17	USD	42,400	(673,196)
1.10%[4]	3-month LIBOR	Deutsche Bank AG	5/29/17	USD	7,000	(113,049)
4.06%[4]	3-month LIBOR	Deutsche Bank AG	4/18/22	USD	3,700	(714,365)
2.05%[5]	3-month LIBOR	Credit Suisse Securities Group AG	5/04/22	USD	2,200	94,408
2.06%[5]	3-month LIBOR	Credit Suisse Securities Group AG	5/08/22	USD	13,200	578,173
1.76%[5]	3-month LIBOR	Citigroup, Inc.	6/25/22	USD	10,500	157,208
2.48%[4]	3-month LIBOR	Credit Suisse Securities Group AG	7/05/42	USD	3,700	(103,034)
2.26%4	3-month LIBOR	Goldman Sachs Group, Inc.	7/26/42	USD	1,900	42,303
Total						$(1,428,429)
[4]	Trust pays a fixed rate and receives floating rate.
[5]	Trust pays a floating rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust IV (BTZ)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed Securities	–	$7,937,440	$3,707,000	$11,644,440
Corporate Bonds	–	836,522,802	5,847,750	842,370,552
Floating Rate Loan Interests	–	952,221	–	952,221
Municipal Bonds	–	10,985,924	–	10,985,924
Preferred Securities	$3,095,219	175,776,357	–	178,871,576
US Government Sponsored Agency Securities	–	2,294,673	–	2,294,673
US Treasury Obligations	–	22,669,132	–	22,669,132
Short-Term Securities	1,799,610	–	–	1,799,610
Total	$4,894,829	$1,057,138,549	$9,554,750	$1,071,588,128

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets
Interest rate contracts	$–	$2,068,336	–	$2,068,336
Credit contracts	749,518	425,764	–	1,175,282
Liabilities
Interest rate contracts	–	(7,152,619)	–	(7,152,619)
Credit contracts	(2,548,145)	(252,412)	–	(2,800,557)
Total	$(1,798,627)	$(4,910,931)	–	$(6,709,558)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	14

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust IV (BTZ)

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$22,677	–	–	$22,677
Cash pledged as collateral for financial futures contracts	1,401,940	–	–	1,401,940
Cash pledged as collateral for Swaps	6,250,000	–	–	6,250,000
Foreign currency	41	–	–	41
Liabilities:
Cash received as collateral for Reverse Repurchase Agreements	–	(10,986,000)	–	(10,986,000)
Reverse Repurchase Agreements	–	$ (311,171,594)	–	(311,171,594)
Total	$7,674,658	$ (322,157,594)	–	$(314,482,936)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2011	$3,410,000	$5,876,000	$9,286,000
Transfers into Level 3[1]	–	–	–
Transfers out of Level 3[1]	–	–	–
Accrued discounts/premiums	46,964	–	46,964
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	250,036	(28,250)	221,786
Purchases	–	–	–
Sales	–	–	–
Closing Balance, as of July 31, 2012	$3,707,000	$5,847,750	$9,554,750

[1]	Transfers into and transfers out of Level 3 represent the value as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $221,786.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of October 31, 2011	$8,182
Transfers into Level 3[1]
Transfers out of Level 3[1]
Accrued discounts/premium	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[3]	(8,182)
Purchases	–
Issues[4]	–
Sales	–
Settlements[5]	–
Closing Balance, as of July 31, 2012	$–

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of July 31, 2012 was $0.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV	JULY 31, 2012	15

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust IV

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust IV

Date: September 25, 2012